Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Multi-Sector Income Fund	Oct. 28, 2021
Class A
Operating Expenses:
Management Fees	0.56%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[1]
Class C
Operating Expenses:
Management Fees	0.56%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.68%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.68%	[1]
Class S
Operating Expenses:
Management Fees	0.56%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.43%
Fee Waiver	0.29%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	[1]
Class I
Operating Expenses:
Management Fees	0.56%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.69%	[1]
Class N
Operating Expenses:
Management Fees	0.56%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
Class T
Operating Expenses:
Management Fees	0.56%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.64% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.